Convertible Note Payable (Details Narrative) (USD $)	0 Months Ended	12 Months Ended
	Feb. 15, 2013	Dec. 31, 2013
Debt Disclosure [Abstract]
Convertible notes payable	$ 1,000,000
Convertible notes payable increment amount	10,000
Issuance of convertible notes	100
Debt instuments annaul interest		10.00%
Debt instuments annaul interest for contigent		15.00%
Beneficial conversion upon the next equity financing of at least		10,000,000
Debt instrument, convertible, converted amount		$ 63,000
Number of shares issued in debt instrument conversion		319,236